DERIVATIVE LIABILITY (Schedule of fair value of convertible promissory notes) (Details)	Jan. 31, 2021 $ / shares
Conversion feature of June 13, 2018 issuance of convertible promissory notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price (CAD)	$ 1.54
Exercise price (CAD)	$ 1.28
Conversion feature of June 13, 2018 issuance of convertible promissory notes [Member] | Discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.18
Conversion feature of June 13, 2018 issuance of convertible promissory notes [Member] | Expected life in years [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.36
Conversion feature of June 13, 2018 issuance of convertible promissory notes [Member] | Expected stock volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	85
Conversion feature of May 24, 2019 issuance of convertible promissory notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price (CAD)	$ 1.54
Exercise price (CAD)	$ 2
Conversion feature of May 24, 2019 issuance of convertible promissory notes [Member] | Discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.18
Conversion feature of May 24, 2019 issuance of convertible promissory notes [Member] | Expected life in years [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.31
Conversion feature of May 24, 2019 issuance of convertible promissory notes [Member] | Expected stock volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	86